Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2019
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
	June 30, 2019	December 31, 2018
Cash and cash equivalents	$33,884	$58,590
Restricted cash	1,336	2,865

Total cash and cash equivalents and restricted cash	$35,220	$61,455